Other Current Assets - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Public funding receivables	$ 651	$ 190
Taxes and other government receivables	241	270
Advances and prepayments	180	125
Loans and deposits	10	10
Interest receivable	27	22
Derivative instruments	58	56
Other current assets	128	61
Total	$ 1,295	$ 734